UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2014 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
Certificates of Deposit - 40.1%
Australia & New Zealand Banking 1/14/15 (a)	0.477%	$700	$700,892
Branch Banking & Trust Co. 9/23/14	0.190%	50,000	50,000,000
Canadian Imperial Bank of Comm 7/03/14	0.050%	30,000	30,000,000
JPMorgan Chase Bank NA 3/26/15 (a)	0.264%	25,000	25,000,000
Korea Development Bank/NY 7/01/14 (b)	0.070%	40,000	40,000,000
Mitsubishi UFJ Trust & Banking 8/13/14	0.200%	40,000	40,000,000
National Australia Bank Ltd. 10/23/14 (a)	0.223%	45,000	45,000,028
Nordea Bank Finland PLC/NY 8/21/14	0.200%	43,750	43,750,000
Norinchukin Bank/NY 11/06/14	0.250%	45,000	45,000,000
Oversea-Chinese Banking Corp.
7/08/14	0.200%	20,000	20,000,350
7/18/14	0.210%	15,000	15,000,000
Rabobank Nederland/NY 4/10/15 (a)	0.277%	50,000	50,000,000
Standard Chartered Bank/NY 8/18/14 (a)	0.256%	43,000	43,000,000
Sumitomo Mitsui Banking Corp./NY 8/01/14	0.210%	45,000	45,000,000
Sumitomo Mitsui Trust Bank Ltd. 7/23/14	0.130%	30,000	30,000,000
Svenska Handelsbanken/NY 11/17/14	0.210%	45,000	45,000,868
Toronto-Dominion Bank/NY 7/22/14	0.185%	25,000	25,000,000
11/24/14	0.170%	18,000	18,000,000
Wells Fargo Bank NA 9/04/14	0.210%	18,750	18,750,000
Westpac Banking Corp. NY
8/08/14 (a)	0.225%	25,000	25,000,000
8/28/14 (a)	0.230%	25,000	25,002,252

			679,204,390

Commercial Paper - 30.3%
ANZ New Zealand Int’l Ltd. 4/15/15 (a)(b)	0.242%	50,000	50,000,000
Automatic Data Processing, Inc. 7/01/14 (b)	0.040%	50,000	50,000,000
Banque et Caisse d’Epargne de l’Etat 9/18/14	0.155%	50,000	49,982,993
Coca-Cola Co. (The) 9/17/14 (b)	0.180%	25,000	24,990,250
Commonwealth Bank of Australia 3/19/15 (a)(b)	0.224%	25,000	25,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
DBS Bank Ltd. 2/20/15 (a)(b)	0.239%	$50,000	$50,001,569
Glaxosmithkline Finance PLC
7/31/14 (b)	0.090%	20,000	19,998,500
11/19/14 (b)	0.180%	25,000	24,982,375
HSBC USA, Inc. 8/04/14	0.220%	43,000	42,991,066
Nederlandse Waterschapsbank NV
11/21/14 (b)	0.170%	25,000	24,983,118
8/14/14 (a)(b)	0.172%	25,000	25,000,000
Nestle Finance International Ltd. 9/30/14	0.160%	25,000	24,989,889
NRW Bank 7/08/14 (b)	0.090%	50,000	49,999,125
State Street Corp. 12/02/14	0.180%	25,000	24,980,750
US Bank NA/MN 7/01/14	0.120%	25,000	25,000,000

			512,899,635

Short-Term Municipal Notes - 13.9%
Municipal Obligations - 13.9%
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2001V-1 7/01/36 (c)	0.010%	16,100	16,100,000
Series 2001V-2 7/01/36 (c)	0.010%	15,175	15,175,000
Series 2005Y-2 7/01/35 (c)	0.010%	20,230	20,230,000
Series 2005Y-3 7/01/35 (c)	0.010%	7,435	7,435,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service) 5/01/32 (c)	0.040%	3,500	3,500,000
Gulf Coast TX IDA (Exxonmobil) 11/01/41 (c)	0.030%	20,000	20,000,000
Jackson County MS PCR (Chevron Corp.) 6/01/23 (c)	0.010%	15,430	15,430,000
Lincoln Cnty WY PCR (Exxon Mobil Corp.) 8/01/15 (c)	0.020%	12,200	12,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst) Series 2003E 2/15/38 (c)	0.040%	12,950	12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
11/01/38 (c)	0.020%	9,200	9,200,000
5/01/46 (c)	0.020%	12,850	12,850,000

	Yield*	Principal Amount (000)	U.S. $ Value
Massachusetts Dev Fin Agy (Smith College) 7/01/24 (c)	0.050%	$1,310	$1,310,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R 11/01/49 (c)	0.010%	15,725	15,725,000
Series 2000Y 7/01/35 (c)	0.050%	7,480	7,480,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
12/01/30 (c)	0.020%	14,000	14,000,000
Series 2010B 12/01/30 (c)	0.020%	11,000	11,000,000
Series 2010L 11/01/35 (c)	0.040%	20,000	20,000,000
Southern California Pub Pwr Auth
Series 2012 7/01/36 (c)	0.040%	16,645	16,645,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993B 12/01/33 (c)	0.030%	4,700	4,700,000

			235,930,000

Corporates - Investment Grades - 7.3%
Bank of New York Mellon Corp. (The)
7/28/14 (a)	0.498%	5,790	5,791,277
1/15/15	3.100%	5,630	5,716,555
Kommunalbanken AS 1/26/15 (a)(b)	0.248%	50,660	50,671,153
Royal Bank of Canada
Series G
10/30/14 (a)	0.925%	5,410	5,423,275
10/30/14	1.450%	6,620	6,646,824
Toyota Motor Credit Corp. 11/21/14 (a)	0.397%	50,000	50,040,623

			124,289,707

Repurchase Agreements - 3.3%
Mizuho Mizuho Securities USA 0.12%, dated 6/30/14 due 7/01/14 in the amount of $25,000,083 (collateralized by $30,007,917 Federal National Mortgage Backed Securities, 3.00% to 7.50%, due 3/01/29, value $25,500,000)		25,000	25,000,000
UBS UBS Financial Services 0.06%, dated 6/30/14 due 7/01/14 in the amount of $30,700,051 (collateralized by $31,260,900 U.S. Treasury Note, 1.375%, due 9/30/18, value $31,314,003)		30,700	30,700,000

			55,700,000

	Yield*	Principal Amount (000)	U.S. $ Value
U.S. Government & Government Sponsored Agency Obligations - 3.3%
U.S. Treasury Notes
1/31/16 (a)	0.070%	$30,000	$29,989,390
10/15/14	0.500%	25,000	25,028,622

			55,018,012

Time Deposit - 1.8%
BMO Capital Markets Corp. 7/01/14 (cost $30,000,000)	0.030%	30,000	30,000,000

Total Investments - 100.0% (cost $1,693,041,744) (d)			1,693,041,744
Other assets less liabilities - 0.0%			(377,037)

Net Assets - 100.0%			$1,692,664,707

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2014.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate market value of these securities amounted to $435,626,090 or 25.7% of net assets.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of June 30, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

IDA	-	Industrial Development Authority/Agency
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

June 30, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2014:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Certificates of Deposit	$	– 0	–	$679,204,390	$	– 0	–	$679,204,390
Commercial Paper		– 0	–	512,899,635		– 0	–	512,899,635
Short-Term Municipal Notes		– 0	–	235,930,000		– 0	–	235,930,000
Corporates - Investment Grades		– 0	–	154,289,707		– 0	–	154,289,707
Repurchase Agreements		– 0	–	55,700,000		– 0	–	55,700,000
U.S. Government & Government Sponsored Agency Obligations		– 0	–	55,018,012		– 0	–	55,018,012

Total Investments in Securities		– 0	–	1,693,041,744		– 0	–	1,693,041,744

Total^	$	– 0	–	$1,693,041,744	$	– 0	–	$1,693,041,744

^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2014